Subsequent Events (Details) - Schedule of five additional plots - TX [Member]	3 Months Ended
Dec. 31, 2021 USD ($) a
Beasley, TX [Member]
Subsequent Events (Details) - Schedule of five additional plots [Line Items]
Size | a	180
Purchase Price | $	$ 6,300,000
Date of Agreement	March 2022
Projected Closing Date per Contract	September 2022
Brookshire, TX [Member]
Subsequent Events (Details) - Schedule of five additional plots [Line Items]
Size | a	155.3
Purchase Price | $	$ 6,181,457
Date of Agreement	January 2022
Projected Closing Date per Contract	July 2022
Hockley, TX [Member]
Subsequent Events (Details) - Schedule of five additional plots [Line Items]
Size | a	122.3
Purchase Price | $	$ 3,670,000
Date of Agreement	September 2021
Projected Closing Date per Contract	Acquired on April 15, 2022
Martindale, TX [Member]
Subsequent Events (Details) - Schedule of five additional plots [Line Items]
Size | a	110.4
Purchase Price | $	$ 4,021,200
Date of Agreement	November 2021
Projected Closing Date per Contract	August 2022
Waller, TX [Member]
Subsequent Events (Details) - Schedule of five additional plots [Line Items]
Size | a	381
Purchase Price | $	$ 14,097,000
Date of Agreement	May 2022
Projected Closing Date per Contract	July 6, 2022